Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36427
Entity Registrant Name	Cheetah Mobile Inc.
Entity Central Index Key	0001597835
Entity Address, Address Line One	Building No. 11
Entity Address, Address Line Two	Wandong Science and Technology Cultural Innovation Park
Entity Address, Address Line Three	No.7 Sanjianfangnanli
Entity Address, City or Town	Beijing
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Entity Address, Postal Zip Code	100024
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Beijing, The People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Building No. 11
Entity Address, Address Line Two	Wandong Science and Technology Cultural Innovation Park
Entity Address, Address Line Three	No.7 Sanjianfangnanli
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Contact Personnel Name	Thomas Jintao Ren
Entity Address, Postal Zip Code	100024
Local Phone Number	6292-7779
Country Region	86
City Area Code	10
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	487,234,522
Title of 12(b) Security	Class A ordinary shares, par value US$0.000025 per share*
No Trading Symbol Flag	true
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	945,496,827
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	CMCM
Title of 12(b) Security	American depositary shares, each representing ten Class A ordinary shares
Security Exchange Name	NYSE